Supplementary Information (Supplementary Cash Flow Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Information [Abstract]
Interest Paid	$ 602	$ 648	$ 575
Income Taxes Paid, net of Amounts Recovered	$ (105)	$ 43	$ (186)